Non-controlling Interest	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Non-controlling Interest
NOTE 50. NON-CONTROLLING INTEREST

The following tables provide information about each subsidiary that has a non-controlling interest.
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.20	12.31.19
Cobranzas Regionales S.A.	Códoba - Argentina	0.00%	17.00%
Galicia Broker Asesores de Seguros S.A.	CABA - Argentina	0.01%	0.01%
Galicia Retiro Compañía de Seguros S.A.	CABA - Argentina	0.00%	0.00%
Galicia Seguros S.A.	CABA - Argentina	0.00%	0.00%
Naranja Digital Compañía Financiera S.A.U.	CABA - Argentina	0.00%	17.00%
Ondara S.A.	CABA - Argentina	0.00%	16.15%
Tarjeta Naranja S.A.	Códoba - Argentina	0.00%	17.00%
Tarjetas Regionales S.A.	CABA - Argentina	0.00%	17.00%
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.19	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.20
Cobranzas Regionales S.A.	(26,636)	—	—	(49,983)	(76,619)
Galicia Broker Asesores de Seguros S.A.	4	—	—	(1)	3
Galicia Retiro Compañía de Seguros S.A.	4	—	—	(4)	—
Galicia Seguros S.A.	5	—	—	(5)	—
Naranja Digital Compañía Financiera S.A.U.	(20,522)	—	—	(50,273)	(70,795)
Ondara S.A.	11,382	—	—	(879)	10,503
Tarjeta Naranja S.A.	3,439,901	—	—	514,371	3,954,272
Tarjetas Regionales S.A.	534,426	(4,135,824)	(143,844)	(72,119)	(3,817,361)

Total	3,938,564	(4,135,824)	(143,844)	341,107	3

Company	Balance as of 12.31.18	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.19
Cobranzas Regionales S.A.	24,327	—	—	(50,963)	(26,636)
Galicia Broker Asesores de Seguros S.A.	4	—	—	—	4
Galicia Retiro Compañía de Seguros S.A.	4	—	—	—	4
Galicia Seguros S.A.	5	—	—	—	5
Naranja Digital Compañía Financiera S.A.U.	—	—	—	(20,522)	(20,522)
Ondara S.A.	12,660	—	—	(1,278)	11,382
Tarjeta Naranja S.A.	3,121,583	—	—	318,318	3,439,901
Tarjetas Regionales S.A.	448,887	179,986	—	(94,447)	534,426

Total	3,607,470	179,986	—	151,108	3,938,564

Company	Balance as of 12.31.17	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.18
Cobranzas Regionales S.A.	27,814	—	—	(3,487)	24,327
Galicia Broker Asesores de Seguros S.A.	4	—	—	—	4
Galicia Retiro Compañía de Seguros S.A.	4	—	—	—	4
Galicia Seguros S.A.	5	—	—	—	5
Naranja Digital Compañía Financiera S.A.U.	—	—	—	—	—
Ondara S.A.	14,815	—	109	(2,264)	12,660
Tarjeta Naranja S.A.	5,688,995	(1,613,587)	(287,822)	(666,003)	3,121,583
Tarjetas Regionales S.A.	453,788	—	85,004	(89,905)	448,887

Total	6,185,425	(1,613,587)	(202,709)	(761,659)	3,607,470

Summary information on subsidiaries is detailed in Note 15.